SHARE CAPITAL: (Tables)	6 Months Ended
Jun. 30, 2015
Share capital [Line Items]
Schedule of Share-based Compensation
	Six months ended June 30
	2015	2014
Cost of revenues	$1	$16
Research and development expenses	263	64
Selling, general and administrative	595	64
	$859	$144

Employees and directors [Member] | Period One [Member]
Share capital [Line Items]
Schedule of Underlying Data Used for Computing the Fair Value of the Options
Value of one Ordinary Share	$4.8
Dividend yield	0%
Expected volatility	66.7%
Risk-free interest rate	2.22%
Expected term	7 years

Employees and directors [Member] | Period Two [Member]
Share capital [Line Items]
Schedule of Underlying Data Used for Computing the Fair Value of the Options
Value of one Ordinary Share	$7.53-$11.99
Dividend yield	0%
Expected volatility	63.4%-64.9%
Risk-free interest rate	1.38%-1.98%
Expected term	6 years

Consultants and other service providers [Member] | Period One [Member]
Share capital [Line Items]
Schedule of Underlying Data Used for Computing the Fair Value of the Options
Value of one Ordinary Share	$4.8
Dividend yield	0%
Expected volatility	62.0%
Risk-free interest rate	1.96%
Expected term	6 years